Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 11.8	$ 5.7	$ 5.3